Accrued liabilities	12 Months Ended
Mar. 31, 2012
Accrued liabilities [Abstract]
Accrued liabilities

14. Accrued liabilities

	March 31, 2012	March 31, 2011
Accrued interest payable	$9,866	$9,866
Payroll liabilities	15,228	11,412
Liabilities related to equipment leases	4,238	7,518
Income and other taxes payable	7,463	4,018
	$36,795	$32,814